Subsequent Events (Details) $ / shares in Units, $ in Thousands, ¥ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2025 USD ($) shares	Mar. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	May 18, 2024 USD ($)	Jan. 03, 2023 USD ($)	Nov. 18, 2022 USD ($)
Subsequent event
Shares repurchase, authorized amount | $							$ 25,000	$ 25,000	$ 15,000
American Depository Shares
Subsequent event
Number of shares repurchased			2,564,707	2,564,707	9,908,490	9,908,490
American Depository Shares | Share Repurchase Program
Subsequent event
Number of shares repurchased			2,600,000	2,600,000
Class A Ordinary Shares
Subsequent event
Number of shares repurchased			1,972,851	1,972,851	7,621,916	7,621,916
Value of shares repurchased			$ 2,600	¥ 18.2	$ 20,400	¥ 140.7
Subsequent Event
Subsequent event
Dividends payable | $	$ 2,700	$ 2,700
Subsequent Event | S 2025 Dividends [Member]
Subsequent event
Dividends Payable, Date Declared, Month and Year	2025-03	2025-03
Dividend declared ($ per share) | $ / shares		$ 0.03445
Dividends Payable, Date of Record		Apr. 08, 2025
Dividends Payable, Date to be Paid		Apr. 25, 2025
Subsequent Event | Share Repurchase Program
Subsequent event
Value of shares repurchased | $	$ 3,800
Subsequent Event | American Depository Shares | S 2025 Dividends [Member]
Subsequent event
Dividend declared ($ per share) | $ / shares		$ 0.0265
Subsequent Event | American Depository Shares | Share Repurchase Program
Subsequent event
Shares repurchase, authorized amount | $	$ 25,000	$ 25,000
Number of shares repurchased	3,900,000
Subsequent Event | Class A Ordinary Shares | Share Repurchase Program
Subsequent event
Number of shares repurchased	3,000,000